Stock Options and Warrants (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 16, 2017	Jul. 26, 2011	Jun. 30, 2025	Dec. 31, 2024	Aug. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of the outstanding warrants			$ 0	$ 0
Aggregate fair value of stock options granted			$ 20,023	$ 226,945
Volatility rate			31.00%	31.00%
Discount rate			0.00%	0.00%
Expected dividend yield			0.00%	0.00%
Risk free rate			3.88%	4.03%
Price			$ 7.5	$ 0.31
Expected life			10 years	3 years
Total number of shares issued	50,000
Shares issued in period	33,333
Common Stock for issuance					800,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration				5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration				10 years
2011 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares issued		16,667